UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
		Basic Materials: 0.4%
39,000	#	Glencore Funding LLC, 2.500%, 01/15/19	$39,101	0.0
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	241,605	0.1
175,000	#	Westlake Chemical Corp., 3.600%, 08/15/26	175,453	0.1
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	399,375	0.2
			855,534	0.4

		Communications: 4.9%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	605,439	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	832,045	0.4
450,000		AT&T, Inc., 3.400%, 05/15/25	463,434	0.2
325,000		AT&T, Inc., 3.800%, 03/15/22	348,562	0.2
100,000		AT&T, Inc., 3.950%, 01/15/25	106,391	0.1
25,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	26,154	0.0
325,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	359,427	0.2
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	281,571	0.1
200,000	#	DISH DBS Corp., 7.750%, 07/01/26	213,000	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	875,775	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,812	0.0
400,000		Priceline Group, Inc., 3.600%, 06/01/26	420,489	0.2
175,000		Sprint Corp., 7.875%, 09/15/23	177,625	0.1
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	386,158	0.2
950,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,079,909	0.5
275,000		Time Warner Cable LLC, 4.125%, 02/15/21	292,193	0.1
50,000		Time Warner Cable LLC, 5.000%, 02/01/20	54,264	0.0
50,000		Time Warner Cable LLC, 5.875%, 11/15/40	55,823	0.0
100,000		Time Warner, Inc., 3.875%, 01/15/26	108,585	0.1
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	823,436	0.4
325,000		Verizon Communications, Inc., 2.625%, 08/15/26	319,575	0.2
575,000		Verizon Communications, Inc., 4.150%, 03/15/24	635,994	0.3
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,690,116	0.8
			10,207,777	4.9

		Consumer, Cyclical: 2.4%
275,000		CVS Health Corp., 2.875%, 06/01/26	279,826	0.1
950,000		CVS Health Corp., 3.375%, 08/12/24	1,007,621	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	294,759	0.1
375,000		Dollar Tree, Inc., 5.750%, 03/01/23	405,469	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,341,327	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	592,712	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	423,750	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	270,313	0.1
175,000		Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	179,295	0.1
200,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	208,170	0.1
50,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	55,472	0.0
			5,058,714	2.4

		Consumer, Non-cyclical: 6.0%
175,000		AbbVie, Inc., 2.300%, 05/14/21	176,721	0.1
375,000		AbbVie, Inc., 2.500%, 05/14/20	383,132	0.2
975,000		Actavis Funding SCS, 2.350%, 03/12/18	985,332	0.5
250,000		Actavis Funding SCS, 3.450%, 03/15/22	262,797	0.1
135,000		Actavis Funding SCS, 3.800%, 03/15/25	143,208	0.1
300,000		Actavis Funding SCS, 4.850%, 06/15/44	332,079	0.2
175,000		Aetna, Inc., 2.400%, 06/15/21	177,363	0.1
150,000		Aetna, Inc., 2.800%, 06/15/23	153,448	0.1
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,162,123	0.6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
775,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	$831,544	0.4
150,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	180,650	0.1
350,000	#	BAT International Finance PLC, 3.950%, 06/15/25	387,330	0.2
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	497,795	0.2
200,000		Becton Dickinson & Co., 2.675%, 12/15/19	206,683	0.1
275,000		Ecolab, Inc., 5.500%, 12/08/41	345,206	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	722,557	0.3
225,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	233,389	0.1
325,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	352,470	0.2
400,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	426,091	0.2
400,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	434,741	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	398,802	0.2
100,000		Molson Coors Brewing Co., 2.100%, 07/15/21	101,040	0.1
150,000		Molson Coors Brewing Co., 3.000%, 07/15/26	151,447	0.1
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	276,097	0.1
200,000		Philip Morris International, Inc., 2.750%, 02/25/26	205,540	0.1
1,375,000		Reynolds American, Inc., 4.450%, 06/12/25	1,537,701	0.7
125,000		Stryker Corp., 2.625%, 03/15/21	128,992	0.1
300,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	301,332	0.1
300,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	302,231	0.1
300,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	307,776	0.1
225,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	271,201	0.1
			12,376,818	6.0

		Energy: 2.2%
350,000	L	Anadarko Petroleum Corp., 3.450%, 07/15/24	346,007	0.2
400,000		Antero Resources Corp., 5.625%, 06/01/23	409,500	0.2
420,000		Apache Corp., 4.250%, 01/15/44	410,626	0.2
400,000	L	ConocoPhillips Co., 3.350%, 11/15/24	410,451	0.2
150,000	L	ConocoPhillips Co., 4.950%, 03/15/26	169,425	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	262,543	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	124,445	0.1
75,000		Energy Transfer Partners L.P., 4.750%, 01/15/26	77,672	0.0
550,000		Enterprise Products Operating L.P., 4.465%, 08/01/66	519,118	0.3
50,000	L	Laredo Petroleum, Inc., 6.250%, 03/15/23	49,250	0.0
350,000		Occidental Petroleum Corp., 3.400%, 04/15/26	370,946	0.2
20,000		Petrobras Global Finance BV, 4.875%, 03/17/20	20,256	0.0
90,000		Petrobras Global Finance BV, 8.375%, 05/23/21	98,838	0.1
250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	260,236	0.1
225,000		Western Gas Partners L.P., 3.950%, 06/01/25	222,485	0.1
425,000		Williams Partners L.P., 3.600%, 03/15/22	432,933	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	300,064	0.1
			4,484,795	2.2

		Financial: 7.5%
200,000		American International Group, Inc., 3.750%, 07/10/25	210,271	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	393,091	0.2
125,000		American Tower Corp., 3.300%, 02/15/21	130,812	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	207,914	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	495,983	0.2
400,000		Bank of America Corp., 4.000%, 04/01/24	431,964	0.2
275,000		Bank of America Corp., 6.500%, 10/29/49	298,203	0.1
325,000		Capital One Financial Corp., 4.200%, 10/29/25	339,902	0.2
250,000		Chubb Corp., 6.375%, 04/15/37	238,150	0.1
350,000		Compass Bank, 5.500%, 04/01/20	375,541	0.2
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	217,500	0.1
100,000		Crown Castle International Corp., 2.250%, 09/01/21	100,042	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
375,000		Crown Castle International Corp., 5.250%, 01/15/23	$426,034	0.2
500,000	#	Dai-ichi Life Holdings, Inc., 4.000%, 12/29/49	503,750	0.2
75,000		Deutsche Bank AG/London, 2.500%, 02/13/19	72,793	0.0
425,000		Discover Financial Services, 3.750%, 03/04/25	431,074	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	365,604	0.2
306,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	344,788	0.2
500,000		ING Bank NV, 4.125%, 11/21/23	513,421	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	586,484	0.3
1,700,000		KFW, 1.125%, 08/06/18	1,704,445	0.8
200,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	206,313	0.1
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	785,800	0.4
225,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	259,377	0.1
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	360,257	0.2
450,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	455,896	0.2
600,000		Morgan Stanley, 3.700%, 10/23/24	634,103	0.3
25,000		Morgan Stanley, 4.000%, 07/23/25	26,950	0.0
300,000		Santander Bank NA, 2.000%, 01/12/18	300,106	0.1
450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	453,101	0.2
500,000	#	Santander UK PLC, 5.000%, 11/07/23	522,778	0.3
150,000		Select Income REIT, 3.600%, 02/01/20	152,433	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	494,972	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	793,915	0.4
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	443,217	0.2
100,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	113,017	0.1
225,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	231,350	0.1
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	304,836	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/21	259,375	0.1
150,000		VEREIT Operating Partnership L.P., 4.875%, 06/01/26	159,188	0.1
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	289,693	0.1
			15,634,443	7.5

		Industrial: 0.8%
94,000		General Electric Capital Corp., 6.150%, 08/07/37	129,513	0.1
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	624,739	0.3
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	206,750	0.1
250,000		Roper Technologies, Inc., 3.000%, 12/15/20	260,147	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	401,250	0.2
			1,622,399	0.8

		Technology: 1.6%
425,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	451,228	0.2
225,000		Fidelity National Information Services, Inc., 3.000%, 08/15/26	223,134	0.1
300,000		Fiserv, Inc., 2.700%, 06/01/20	309,614	0.1
200,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	213,962	0.1
500,000		Intel Corp., 3.700%, 07/29/25	555,646	0.3
400,000		Microsoft Corp., 3.125%, 11/03/25	426,251	0.2
225,000		NVIDIA Corp., 2.200%, 09/16/21	225,961	0.1
700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	767,375	0.4
200,000		Oracle Corp., 2.500%, 05/15/22	205,470	0.1
			3,378,641	1.6

		Utilities: 0.3%
250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	219,407	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
400,000		Southern Co/The, 2.350%, 07/01/21	$408,118	0.2
			627,525	0.3

		Total Corporate Bonds/Notes
		(Cost $52,471,939)	54,246,646	26.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
354,240		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	319,880	0.2
EUR 467,383		CSEMC 15-1HWA, 2.750%, 04/20/20	501,725	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.775%, 01/25/29	205,914	0.1
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.175%, 10/25/28	368,641	0.2
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.324%, 03/25/29	251,345	0.1
650,000	#	FREMF Mortgage Trust 2015-K44 B, 3.811%, 01/25/48	649,989	0.3
625,000		Ginnie Mae 2016-138 GI, 4.000%, 01/10/46	89,844	0.0
1,330,611		GS Mortgage Securities Trust 2007-GG10, 5.988%, 08/10/45	1,353,661	0.6
950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-1, 1.618%, 09/10/18	950,000	0.5
950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-2, 1.818%, 03/10/19	950,000	0.5
865,327		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.507%, 08/25/46	745,309	0.4

		Total Collateralized Mortgage Obligations
		(Cost $6,439,268)	6,386,308	3.0

MUNICIPAL BONDS: 1.1%
		California: 0.5%
400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	556,896	0.2
350,000		Bay Area Toll Authority, 7.043%, 04/01/50	562,450	0.3
			1,119,346	0.5

		Puerto Rico: 0.6%
100,000	±	Commonwealth of Puerto Rico, 6.000%, 07/01/39	62,751	0.0
450,000	±	Commonwealth of Puerto Rico, 8.000%, 07/01/35	294,750	0.2
85,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	63,744	0.0
50,000		Puerto Rico Sales Tax Financing Corp., 5.250%, 08/01/41	25,508	0.0
1,000,000		Puerto Rico Sales Tax Financing Corp., 5.500%, 08/01/37	527,680	0.3
195,000		Puerto Rico Sales Tax Financing Corp., 5.000%, 08/01/43	99,473	0.1
150,000		Puerto Rico Sales Tax Financing Corp., 6.000%, 08/01/39	80,253	0.0
			1,154,159	0.6

		Total Municipal Bonds
		(Cost $2,204,594)	2,273,505	1.1

U.S. TREASURY OBLIGATIONS: 18.6%
		Treasury Inflation Indexed Protected Securities: 7.2%
5,309,304		0.125%, due 04/15/18	5,369,092	2.6
513,500		0.125%, due 04/15/19	522,456	0.3
781,928		0.125%, due 01/15/23	795,504	0.4
2,102,971		0.125%, due 07/15/24	2,137,786	1.0
827,256		0.375%, due 07/15/23	858,687	0.4
1,928,063		0.375%, due 07/15/25	1,995,027	1.0
2,268,992		0.625%, due 01/15/24	2,384,593	1.1
672,510		2.500%, due 01/15/29	856,277	0.4
			14,919,422	7.2

		U.S. Treasury Bonds: 6.2%
450,000		2.250%, due 08/15/46	443,285	0.2
70,000		2.500%, due 05/15/46	72,688	0.0
480,000		2.875%, due 08/15/45	536,428	0.3
1,100,000		3.625%, due 08/15/43	1,404,648	0.7
7,560,000		3.625%, due 02/15/44	9,656,721	4.6
600,000		3.750%, due 11/15/43	783,293	0.4
			12,897,063	6.2

		U.S. Treasury Notes: 3.5%
7,300,000		1.375%, due 04/30/21	7,377,993	3.5

		U.S. Treasury STRIP: 1.7%
3,900,000	^	2.250%, due 02/15/36	2,536,279	1.2
1,500,000	^,(a)	2.270%, due 08/15/36	960,413	0.5
			3,496,692	1.7

		Total U.S. Treasury Obligations
		(Cost $37,332,496)	38,691,170	18.6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.0%
		Federal Home Loan Bank: 1.1%
900,000		2.625%, due 09/12/25	$958,777	0.4
1,300,000		2.875%, due 06/13/25	1,398,915	0.7
			2,357,692	1.1

		Federal Home Loan Mortgage Corporation: 3.6%##
800,000		2.811%, due 01/25/25	851,523	0.4
3,000,000		3.062%, due 12/25/24	3,246,259	1.6
1,643,557		3.500%, due 04/01/43	1,741,284	0.8
962,715		3.500%, due 03/01/46	1,028,068	0.5
66,562		4.000%, due 02/01/41	71,683	0.0
110,769		4.000%, due 02/01/41	118,859	0.1
1,129,577	^	5.476%, due 05/15/46	223,508	0.1
563,716	^	5.526%, due 04/15/44	95,178	0.1
247,441	^	5.576%, due 07/15/39	44,266	0.0
			7,420,628	3.6

		Federal National Mortgage Association: 20.4%##
4,000,000	W	0.140%, due 07/25/42	4,148,175	2.0
3,000,000	W	0.140%, due 10/01/44	3,118,242	1.5
1,400,000		1.875%, due 09/24/26	1,391,499	0.7
8,000,000	W	2.600%, due 10/01/44	8,592,500	4.1
19,000,000	W	3.500%, due 02/25/42	20,049,452	9.7
937,163		3.500%, due 10/01/42	992,769	0.5
1,171,131		3.500%, due 05/01/46	1,247,162	0.6
980,551		3.500%, due 06/01/46	1,057,875	0.5
904,812	^	4.000%, due 02/25/46	142,499	0.1
1,650,286	^	5.175%, due 11/25/45	264,015	0.1
398,203	^	5.175%, due 11/25/45	70,120	0.0
360,362	^	5.575%, due 09/25/43	65,824	0.0
436,138	^	5.575%, due 12/25/43	80,972	0.0
835,180	^	5.625%, due 07/25/42	157,380	0.1
520,087	^	5.725%, due 01/25/45	98,283	0.1
765,823	^	5.725%, due 11/25/45	135,085	0.1
173,194		6.000%, due 09/01/35	200,306	0.1
67,265		6.000%, due 09/01/36	77,824	0.0
56,828		6.000%, due 12/01/36	65,093	0.0
128,064		6.000%, due 07/01/37	148,215	0.1
148,508		6.000%, due 08/01/38	171,972	0.1
464,170	^	6.025%, due 12/25/41	86,335	0.0
			42,361,597	20.4

		Government National Mortgage Association: 9.9%
4,036,332		4.000%, due 10/20/43	4,328,962	2.1
1,921,812		4.000%, due 07/20/45	2,060,697	1.0
1,800,921		4.000%, due 08/20/45	1,932,487	0.9
892,536		4.000%, due 09/20/45	956,923	0.5
8,150,281		4.000%, due 10/20/45	8,749,374	4.2
1,110,829		4.000%, due 03/20/46	1,191,409	0.6
568,387	^	5.068%, due 09/20/44	84,322	0.0
829,005	^	5.118%, due 01/20/46	132,106	0.1
1,263,112	^	5.178%, due 08/20/45	179,384	0.1
323,305	^	5.218%, due 03/20/40	49,613	0.0
117,020	^	5.568%, due 09/20/43	19,522	0.0
1,192,372	^	5.568%, due 10/20/43	161,931	0.1
768,760	^	5.568%, due 11/20/43	128,411	0.1
1,026,461	^	5.568%, due 02/20/44	163,173	0.1
129,405	^	5.568%, due 03/20/44	22,741	0.0
348,406	^	5.618%, due 06/20/43	57,941	0.0
371,687	^	5.668%, due 09/20/45	57,124	0.0
380,159	^	5.668%, due 11/20/45	58,426	0.0
534,552	^	5.718%, due 02/20/40	89,923	0.0
209,911	^	5.718%, due 12/20/42	35,303	0.0
803,194	^	5.718%, due 08/20/45	126,270	0.1
			20,586,042	9.9

	Total U.S. Government Agency Obligations
	(Cost $71,912,657)		72,725,959	35.0

ASSET-BACKED SECURITIES: 12.3%
		Other Asset-Backed Securities: 12.3%
250,000	#	B&M CLO 2014-1 Ltd., 2.629%, 04/16/26	247,004	0.1
295,928	#	Bank of America Student Loan Trust 2010-1 A, 1.515%, 02/25/43	291,504	0.1
43,477	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	43,380	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 2.164%, 12/31/27	1,576,480	0.8
1,050,000	#	ECMC Group Student Loan Trust 2016-1, 1.864%, 07/26/66	1,049,983	0.5
734,617	#	Edsouth Indenture No 9 LLC 2015-1 A, 1.325%, 10/25/56	718,618	0.4
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.315%, 04/25/27	650,502	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 2.146%, 04/20/27	798,183	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 2.105%, 07/25/27	1,045,762	0.5
1,583,955	#	ICG US CLO 2014-1 Ltd., 1.846%, 04/20/26	1,570,941	0.8
1,975,027	#	Navient Student Loan Trust 2016-5A A, 1.775%, 07/25/65	1,975,033	1.0
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.508%, 03/20/25	1,179,720	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.784%, 10/18/26	2,536,230	1.2
1,100,000	#	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 1.728%, 09/25/65	1,101,682	0.5
227,273	#	Regatta IV Funding Ltd. 2014-1A B, 2.725%, 07/25/26	227,279	0.1
348,823	#	Scholar Funding Trust 2010-A A, 1.493%, 10/28/41	334,736	0.2
712,116	#	SLM Student Loan Trust 2003-1 A5A, 0.960%, 12/15/32	641,574	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	819,249		SLM Student Loan Trust 2005-4 A3, 0.835%, 01/25/27	$804,395	0.4
	494,904		SLM Student Loan Trust 2007-1 A5, 0.805%, 01/26/26	487,344	0.2
	750,000		SLM Student Loan Trust 2007-2 A4, 0.775%, 07/25/22	709,125	0.3
	193,731		SLM Student Loan Trust 2008-2 A3, 1.465%, 04/25/23	188,855	0.1
	546,522		SLM Student Loan Trust 2008-4 A4, 2.365%, 07/25/22	548,613	0.3
	411,615		SLM Student Loan Trust 2008-5 A4, 2.415%, 07/25/23	414,279	0.2
	1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.210%, 04/15/27	1,649,993	0.8
	300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.730%, 04/15/27	299,162	0.1
	900,000	#	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, 2.620%, 01/15/47	900,388	0.4
	1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 0.000%, 07/15/26	982,300	0.5
	1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.190%, 07/15/27	999,593	0.5
	530,487		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 0.755%, 04/25/37	482,068	0.2
	1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 2.127%, 07/16/27	1,090,210	0.5

		Total Asset-Backed Securities
		(Cost $25,379,694)		25,544,936	12.3

FOREIGN GOVERNMENT BONDS: 3.8%
BRL	492,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/50	466,033	0.2
	520,000		Colombia Government International Bond, 4.000%, 02/26/24	553,800	0.3
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	170,400	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	362,100	0.2
	290,000		Dominican Republic International Bond, 6.850%, 01/27/45	326,250	0.2
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	213,862	0.1
	400,000		Indonesia Government International Bond, 5.375%, 10/17/23	462,049	0.2
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,303,609	0.6
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,719,219	0.8
MXN	4,040,400		Mexican Bonos, 7.750%, 11/23/34	237,152	0.1
	640,000		Mexico Government International Bond, 4.600%, 01/23/46	653,600	0.3
	150,000		Mexico Government International Bond, 4.750%, 03/08/44	156,375	0.1
	20,000		Petroleos de Venezuela SA, 5.375%, 04/12/27	8,401	0.0
	160,000		Petroleos de Venezuela SA, 6.000%, 11/15/26	67,584	0.0
	150,000		Petroleos de Venezuela SA, 6.000%, 05/16/24	64,290	0.0
	20,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	11,443	0.0
	110,000		Petroleos Mexicanos, 4.500%, 01/23/26	107,250	0.1
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/23	276,802	0.1
	70,000	#	Petroleos Mexicanos, 6.750%, 09/21/47	69,895	0.0
	520,000		Petroleos Mexicanos, 6.875%, 08/04/26	587,574	0.3
	160,000		Venezuela Government International Bond, 6.000%, 12/09/20	86,400	0.1
	60,000		Venezuela Government International Bond, 7.750%, 10/13/19	37,170	0.0
	30,000		Venezuela Government International Bond, 8.250%, 10/13/24	14,925	0.0

		Total Foreign Government Bonds
		(Cost $7,687,565)		7,956,183	3.8

		Total Long-Term Investments
		(Cost $203,428,213)		207,824,707	99.9

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.2%
	Securities Lending Collateralcc: 0.5%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,000,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 11/01/16-07/20/66)	$1,000,000	0.5
12,612	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.51%, due 10/03/16 (Repurchase Amount $12,613, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $12,864, due 03/01/26-09/01/46)	12,612	0.0
		1,012,612	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 13.7%
28,519,203	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $28,519,203)	28,519,203	13.7

	Total Short-Term Investments
	(Cost $29,531,815)	29,531,815	14.2

	Total Investments in Securities (Cost $232,960,028)	$237,356,522	114.1
	Liabilities in Excess of Other Assets	(29,409,950)	(14.1)
	Net Assets	$207,946,572	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(a)	Separate Trading of Registered Interest and Principal of Securities

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $232,982,522.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,983,781
Gross Unrealized Depreciation	(609,781)

Net Unrealized Appreciation	$4,374,000

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$54,246,646	$–	$54,246,646
Collateralized Mortgage Obligations	–	3,984,583	2,401,725	6,386,308
Municipal Bonds	–	2,273,505	–	2,273,505
Short-Term Investments	28,519,203	1,012,612	–	29,531,815
Foreign Government Bonds	–	7,956,183	–	7,956,183
U.S. Treasury Obligations	–	38,691,170	–	38,691,170
Asset-Backed Securities	–	25,544,936	–	25,544,936
U.S. Government Agency Obligations	–	72,725,959	–	72,725,959
Total Investments, at fair value	$28,519,203	$206,435,594	$2,401,725	$237,356,522
Other Financial Instruments+
Centrally Cleared Swaps	–	228,638	–	228,638
Forward Foreign Currency Contracts	–	428,507	–	428,507
Futures	29,142	–	–	29,142
Total Assets	$28,548,345	$207,092,739	$2,401,725	$238,042,809
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(287,516)	$–	$(287,516)
Forward Foreign Currency Contracts	–	(504,182)	–	(504,182)
Futures	(52,707)	–	–	(52,707)
OTC Swaps	–	(8,709)	–	(8,709)
Sales Commitments	–	(2,126,660)	–	(2,126,660)
Total Liabilities	$(52,707)	$(2,927,067)	$–	$(2,979,774)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended September 30, 2016:

	Beginning Balance			Accrued Discounts/	Total Realized	*Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	**Ending Balance
	12/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$527,398	$1,900,000	$-	$-	$-	$(25,673)	$-	$-	$2,401,725
Total Investments, at value	$527,398	$1,900,000	$-	$-	$-	$(25,673)	$-	$-	$2,401,725

* As of September 30, 2016, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(25,673).
** The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	South Korean Won	203,757,000	Buy	10/28/16	184,000	184,926	$926
Bank of America	Taiwan New Dollar	6,950,326	Buy	10/11/16	223,591	221,932	(1,659)
Bank of America	Canadian Dollar	95,213	Buy	10/26/16	73,962	72,585	(1,377)
Bank of America	Polish Zloty	703,852	Buy	12/21/16	163,000	163,002	2
Bank of America	Japanese Yen	87,943,116	Buy	12/21/16	875,348	870,358	(4,990)
Bank of America	British Pound	67,533	Buy	12/21/16	88,476	87,679	(797)
Bank of America	Japanese Yen	38,898,781	Buy	12/21/16	381,160	384,974	3,814
Bank of America	British Pound	79,161	Buy	12/21/16	103,163	102,777	(386)
Bank of America	Canadian Dollar	241,323	Buy	12/21/16	183,000	184,049	1,049
Bank of America	Mexican Peso	12,918,904	Buy	12/21/16	671,583	660,416	(11,167)
Bank of America	Czech Koruna	4,501,903	Buy	06/21/17	167,000	167,728	728
Barclays Bank PLC	Philippine Peso	17,122,562	Buy	10/27/16	361,579	353,751	(7,828)
Barclays Bank PLC	Indonesian Rupiah	6,451,292,670	Buy	11/10/16	487,258	493,447	6,189
Barclays Bank PLC	Indonesian Rupiah	7,918,799,641	Buy	10/27/16	593,035	606,366	13,331
Barclays Bank PLC	Philippine Peso	17,309,767	Buy	11/18/16	360,883	357,418	(3,465)
Barclays Bank PLC	New Zealand Dollar	502,000	Buy	12/21/16	366,173	364,408	(1,765)
Barclays Bank PLC	British Pound	140,000	Buy	12/21/16	183,230	181,765	(1,465)
Barclays Bank PLC	Australian Dollar	244,000	Buy	12/21/16	183,063	186,409	3,346
Barclays Bank PLC	Canadian Dollar	107,430	Buy	12/21/16	82,046	81,933	(113)
BNP Paribas Bank	South Korean Won	207,508,515	Buy	10/26/16	187,041	188,338	1,297
BNP Paribas Bank	Argentine Peso	836,530	Buy	10/24/16	54,320	53,905	(415)
BNP Paribas Bank	Peruvian Nuevo Sol	620,406	Buy	10/12/16	182,677	183,245	568
BNP Paribas Bank	Argentine Peso	1,213,858	Buy	10/18/16	80,123	78,463	(1,660)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas Bank	Argentine Peso	2,468,466	Buy	10/24/16	160,290	159,064	$(1,226)
BNP Paribas Bank	Argentine Peso	1,101,750	Buy	10/17/16	72,531	71,252	(1,279)
BNP Paribas Bank	Singapore Dollar	499,875	Buy	12/21/16	368,000	366,671	(1,329)
BNP Paribas Bank	EU Euro	163,000	Buy	12/21/16	183,804	183,788	(16)
BNP Paribas Bank	EU Euro	78,000	Buy	12/21/16	335,928	336,158	230
BNP Paribas Bank	EU Euro	135,000	Buy	12/21/16	583,257	583,174	(83)
BNP Paribas Bank	Argentine Peso	1,040,429	Buy	11/29/16	66,545	65,785	(760)
BNP Paribas Bank	Canadian Dollar	96,781	Buy	12/21/16	73,662	73,811	149
BNP Paribas Bank	Mexican Peso	23,749,784	Buy	12/21/16	1,230,049	1,214,091	(15,958)
BNP Paribas Bank	Polish Zloty	3,958,202	Buy	12/21/16	1,020,076	1,033,565	13,489
BNP Paribas Bank	Polish Zloty	714,000	Buy	12/21/16	50,848,988	50,849,874	886
BNP Paribas Bank	Swedish Krona	8,712,669	Buy	12/21/16	916,402	902,889	(13,513)
BNP Paribas Bank	Argentine Peso	1,203,988	Buy	11/22/16	75,015	76,410	1,395
Citigroup, Inc.	Argentine Peso	2,334,435	Buy	10/28/16	150,706	150,116	(590)
Citigroup, Inc.	Taiwan New Dollar	5,611,815	Buy	10/07/16	178,825	179,100	275
Citigroup, Inc.	Russian Ruble	11,924,823	Buy	10/11/16	185,000	189,572	4,572
Citigroup, Inc.	Colombian Peso	290,776,902	Buy	11/03/16	100,280	100,238	(42)
Citigroup, Inc.	Indian Rupee	25,094,070	Buy	10/26/16	373,132	375,682	2,550
Citigroup, Inc.	Russian Ruble	15,209,843	Buy	10/27/16	232,187	240,838	8,651
Citigroup, Inc.	Malaysian Ringgit	933,000	Buy	10/20/16	232,976	225,768	(7,208)
Citigroup, Inc.	Japanese Yen	37,255,952	Buy	12/21/16	368,000	368,716	716
Citigroup, Inc.	South African Rand	1,035,201	Buy	12/21/16	74,000	74,278	278
Citigroup, Inc.	Singapore Dollar	250,262	Buy	12/21/16	184,000	183,573	(427)
Citigroup, Inc.	EU Euro	164,000	Buy	12/21/16	1,503,326	1,500,157	(3,169)
Citigroup, Inc.	British Pound	161,010	Buy	12/21/16	185,015	185,447	432
Citigroup, Inc.	Argentine Peso	694,784	Buy	12/23/16	43,752	43,436	(316)
Citigroup, Inc.	Turkish Lira	554,583	Buy	12/21/16	183,000	181,889	(1,111)
Citigroup, Inc.	Argentine Peso	1,094,100	Buy	10/05/16	70,000	71,196	1,196
Citigroup, Inc.	Argentine Peso	934,585	Buy	10/18/16	60,687	60,410	(277)
Citigroup, Inc.	Argentine Peso	1,105,200	Buy	12/12/16	70,395	69,445	(950)
Citigroup, Inc.	EU Euro	783,291	Buy	12/21/16	883,502	883,186	(316)
Citigroup, Inc.	Australian Dollar	1,868,298	Buy	12/21/16	1,393,320	1,427,330	34,010
Citigroup, Inc.	Czech Koruna	9,051,700	Buy	06/21/17	335,870	337,228	1,358
Credit Suisse AG	Russian Ruble	11,957,586	Buy	10/21/16	183,000	189,622	6,622
Credit Suisse AG	Russian Ruble	24,311,308	Buy	10/21/16	369,557	385,527	15,970
Credit Suisse AG	Russian Ruble	12,013,259	Buy	11/17/16	182,786	189,218	6,432
Credit Suisse AG	Japanese Yen	18,610,588	Buy	12/21/16	184,000	184,186	186
Deutsche Bank AG	Brazilian Real	590,982	Buy	10/04/16	184,000	181,720	(2,280)
Deutsche Bank AG	Colombian Peso	217,301,000	Buy	10/31/16	74,000	74,955	955
Deutsche Bank AG	South Korean Won	416,673,810	Buy	10/04/16	371,000	378,330	7,330
Deutsche Bank AG	Peruvian Nuevo Sol	625,320	Buy	10/12/16	185,000	184,696	(304)
Deutsche Bank AG	South Korean Won	412,220,720	Buy	10/20/16	368,000	374,178	6,178
Deutsche Bank AG	Taiwan New Dollar	5,834,022	Buy	10/24/16	184,000	186,599	2,599
Deutsche Bank AG	Malaysian Ringgit	1,027,911	Buy	11/09/16	249,778	248,846	(932)
Deutsche Bank AG	Malaysian Ringgit	1,344,088	Buy	10/07/16	332,571	325,055	(7,516)
Deutsche Bank AG	Indonesian Rupiah	3,295,257,973	Buy	11/08/16	248,887	252,114	3,227
Deutsche Bank AG	Canadian Dollar	241,530	Buy	12/21/16	184,000	184,206	206
Deutsche Bank AG	New Zealand Dollar	252,346	Buy	12/21/16	240,000	239,828	(172)
Deutsche Bank AG	Argentine Peso	1,294,860	Buy	11/22/16	83,004	82,177	(827)
Deutsche Bank AG	EU Euro	85,282	Buy	12/21/16	367,483	367,684	201
Deutsche Bank AG	EU Euro	333,368	Buy	12/21/16	3,045,333	3,040,208	(5,125)
Deutsche Bank AG	British Pound	67,541	Buy	12/21/16	88,373	87,690	(683)
Deutsche Bank AG	Polish Zloty	716,886	Buy	12/21/16	165,000	166,151	1,151
Deutsche Bank AG	Polish Zloty	1,738,959	Buy	12/21/16	395,726	403,609	7,883
Deutsche Bank AG	Argentine Peso	1,187,171	Buy	11/29/16	74,431	75,063	632
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,241,076	Buy	12/21/16	184,000	185,067	1,067
JPMorgan Chase & Co.	Brazilian Real	1,179,614	Buy	10/04/16	365,484	362,718	(2,766)
JPMorgan Chase & Co.	Philippine Peso	8,694,415	Buy	10/17/16	181,096	179,478	(1,618)
JPMorgan Chase & Co.	South Korean Won	204,581,325	Buy	10/04/16	185,000	185,755	755
JPMorgan Chase & Co.	Philippine Peso	8,789,312	Buy	10/17/16	184,000	181,436	(2,564)
JPMorgan Chase & Co.	Indian Rupee	12,349,123	Buy	11/03/16	184,000	184,660	660

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Malaysian Ringgit	2,173,189	Buy	10/20/16	537,958	525,869	$(12,089)
JPMorgan Chase & Co.	Indian Rupee	12,616,909	Buy	10/27/16	187,000	188,859	1,859
JPMorgan Chase & Co.	Turkish Lira	555,036	Buy	12/21/16	184,000	182,037	(1,963)
JPMorgan Chase & Co.	Singapore Dollar	499,566	Buy	12/21/16	367,000	366,444	(556)
JPMorgan Chase & Co.	EU Euro	164,000	Buy	12/21/16	18,759,336	18,758,593	(743)
JPMorgan Chase & Co.	Mexican Peso	3,489,032	Buy	12/21/16	185,000	178,360	(6,640)
JPMorgan Chase & Co.	Swedish Krona	8,763,677	Buy	12/21/16	921,164	908,252	(12,912)
JPMorgan Chase & Co.	Swedish Krona	1,593,922	Buy	12/21/16	166,000	165,388	(612)
JPMorgan Chase & Co.	Argentine Peso	1,076,195	Buy	11/18/16	67,452	68,445	993
Morgan Stanley	Brazilian Real	609,089	Buy	10/04/16	185,000	187,288	2,288
Morgan Stanley	Brazilian Real	2,440,472	Buy	10/04/16	743,231	750,418	7,187
Morgan Stanley	Brazilian Real	602,796	Buy	11/03/16	184,000	183,726	(274)
Morgan Stanley	Brazilian Real	600,885	Buy	11/03/16	184,000	183,144	(856)
Morgan Stanley	Brazilian Real	3,058,801	Buy	11/03/16	934,641	932,291	(2,350)
Morgan Stanley	South Korean Won	204,700,000	Buy	10/19/16	184,000	185,812	1,812
Morgan Stanley	Russian Ruble	12,337,703	Buy	10/27/16	190,561	195,358	4,797
Morgan Stanley	Malaysian Ringgit	1,344,088	Buy	11/18/16	324,345	325,305	960
Morgan Stanley	Japanese Yen	62,550,000	Buy	10/06/16	611,413	616,886	5,473
Morgan Stanley	Indonesian Rupiah	2,340,272,800	Buy	10/27/16	175,249	179,202	3,953
Morgan Stanley	British Pound	908,000	Buy	11/16/16	1,207,091	1,177,897	(29,194)
Morgan Stanley	Malaysian Ringgit	1,285,388	Buy	10/19/16	320,362	311,025	(9,337)
Morgan Stanley	Mexican Peso	3,592,986	Buy	12/21/16	184,000	183,674	(326)
Morgan Stanley	New Zealand Dollar	254,000	Buy	12/21/16	183,535	184,382	847
Morgan Stanley	New Zealand Dollar	235,373	Buy	12/21/16	169,775	170,861	1,086
Morgan Stanley	EU Euro	91,873	Buy	12/21/16	840,506	838,939	(1,567)
Morgan Stanley	EU Euro	163,000	Buy	12/21/16	176,985	177,693	708
Morgan Stanley	British Pound	56,690	Buy	12/21/16	73,668	73,601	(67)
Morgan Stanley	Australian Dollar	485,000	Buy	12/21/16	366,026	370,528	4,502
Morgan Stanley	British Pound	136,293	Buy	12/21/16	159,277	156,640	(2,637)
Morgan Stanley	Swedish Krona	10,474,944	Buy	12/21/16	1,097,887	1,086,005	(11,882)
Morgan Stanley	South African Rand	11,597,136	Buy	12/21/16	797,032	832,116	35,084
Morgan Stanley	Australian Dollar	243,000	Buy	12/21/16	251,146	254,481	3,335
Morgan Stanley	Australian Dollar	240,000	Buy	12/21/16	249,108	251,630	2,522
The Royal Bank of Canada	Brazilian Real	599,316	Buy	10/04/16	183,000	184,283	1,283
The Royal Bank of Canada	New Zealand Dollar	102,009	Buy	12/21/16	73,945	74,050	105
The Royal Bank of Canada	Canadian Dollar	240,410	Buy	12/21/16	184,000	183,352	(648)
The Royal Bank of Canada	Canadian Dollar	240,412	Buy	12/21/16	184,000	183,354	(646)
The Royal Bank of Canada	Canadian Dollar	239,651	Buy	12/21/16	186,000	182,774	(3,226)
The Royal Bank of Canada	Canadian Dollar	243,892	Buy	12/21/16	186,000	186,008	8
The Royal Bank of Scotland PLC	Mexican Peso	3,599,671	Buy	12/21/16	184,000	184,015	15
The Royal Bank of Scotland PLC	British Pound	56,891	Buy	12/21/16	73,881	73,863	(18)
The Royal Bank of Scotland PLC	Turkish Lira	551,106	Buy	12/21/16	184,000	180,748	(3,252)
The Royal Bank of Scotland PLC	Argentine Peso	2,943,928	Buy	10/18/16	191,475	190,292	(1,183)
The Royal Bank of Scotland PLC	New Zealand Dollar	253,000	Buy	12/21/16	182,698	183,657	959
The Royal Bank of Scotland PLC	Mexican Peso	3,458,483	Buy	12/21/16	185,000	176,798	(8,202)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Royal Bank of Scotland PLC	Mexican Peso	20,502,775	Buy	12/21/16	1,093,394	1,048,104	$(45,290)
The Royal Bank of Scotland PLC	Argentine Peso	1,214,621	Buy	11/18/16	76,594	77,249	655
The Royal Bank of Scotland PLC	Argentine Peso	621,418	Buy	11/22/16	38,790	39,438	648
Standard Chartered PLC	New Zealand Dollar	254,010	Buy	12/21/16	240,000	241,035	1,035
Standard Chartered PLC	Canadian Dollar	243,638	Buy	12/21/16	184,000	185,814	1,814
Standard Chartered PLC	Chinese Offshore Yuan	2,469,965	Buy	12/21/16	367,000	368,316	1,316
Standard Chartered PLC	Chinese Offshore Yuan	3,701,979	Buy	12/21/16	550,000	552,032	2,032
Standard Chartered PLC	Chinese Offshore Yuan	1,231,839	Buy	12/21/16	183,000	183,689	689
Standard Chartered PLC	British Pound	138,909	Buy	12/21/16	163,000	159,561	(3,439)
Standard Chartered PLC	Swedish Krona	10,476,964	Buy	12/21/16	1,099,886	1,085,987	(13,899)
Standard Chartered PLC	Chinese Offshore Yuan	2,487,210	Buy	12/21/16	371,000	370,888	(112)
State Street	Swedish Krona	1,574,572	Buy	12/21/16	1,490,000	1,487,876	(2,124)
State Street	Swedish Krona	3,135,554	Buy	12/21/16	327,000	325,293	(1,707)
State Street	EU Euro	65,000	Buy	12/21/16	595,764	594,516	(1,248)
State Street	EU Euro	171,476	Buy	12/21/16	1,572,984	1,569,530	(3,454)
State Street	Swedish Krona	1,558,123	Buy	12/21/16	1,497,000	1,492,075	(4,925)
State Street	Swedish Krona	1,561,718	Buy	12/21/16	163,000	162,001	(999)
State Street	British Pound	141,502	Buy	12/21/16	164,000	162,801	(1,199)
State Street	British Pound	140,636	Buy	12/21/16	164,000	161,676	(2,324)
State Street	Australian Dollar	98,706	Buy	12/21/16	73,677	75,409	1,732
State Street	Canadian Dollar	238,522	Buy	12/21/16	181,555	181,913	358
State Street	Canadian Dollar	240,714	Buy	12/21/16	184,000	183,585	(415)
State Street	Norwegian Krone	6,819,123	Buy	12/21/16	733,302	759,634	26,332
State Street	Swedish Krona	6,889,017	Buy	12/21/16	723,112	714,093	(9,019)
State Street	EU Euro	33,184	Buy	06/21/17	887,075	887,247	172
State Street	Czech Koruna	4,458,300	Buy	06/21/17	166,168	165,995	(173)
UBG AG	Indian Rupee	12,319,322	Buy	10/26/16	183,000	184,432	1,432
UBG AG	Malaysian Ringgit	1,301,993	Buy	11/09/16	320,199	315,198	(5,001)
UBG AG	EU Euro	164,000	Buy	12/21/16	1,486,143	1,485,124	(1,019)
UBG AG	Polish Zloty	702,887	Buy	12/21/16	163,000	162,750	(250)
UBG AG	EU Euro	164,000	Buy	12/21/16	1,502,555	1,499,483	(3,072)
UBG AG	EU Euro	30,000	Buy	12/21/16	129,616	129,597	(19)
UBG AG	Japanese Yen	18,540,187	Buy	12/21/16	183,000	183,489	489
UBG AG	Polish Zloty	3,950,813	Buy	12/21/16	1,023,871	1,031,635	7,764
UBG AG	Norwegian Krone	660,238	Buy	12/21/16	70,802	73,575	2,773
UBG AG	Swedish Krona	8,771,319	Buy	12/21/16	918,093	909,538	(8,555)
UBG AG	Mexican Peso	3,517,350	Buy	12/21/16	185,000	179,807	(5,193)
UBG AG	Polish Zloty	711,316	Buy	12/21/16	164,000	164,824	824
UBG AG	Swedish Krona	1,589,765	Buy	12/21/16	166,000	164,901	(1,099)
UBG AG	Czech Koruna	4,498,980	Buy	06/21/17	167,000	167,604	604
Westpac	Japanese Yen	52,736,601	Buy	10/06/16	527,176	520,103	(7,073)
Westpac	Australian Dollar	601,323	Buy	11/18/16	459,831	459,739	(92)
Westpac	EU Euro	2,554,850	Buy	11/10/16	2,881,501	2,875,023	(6,478)
Westpac	Australian Dollar	243,000	Buy	12/21/16	183,074	185,646	2,572
Westpac	EU Euro	494,852	Buy	12/21/16	558,080	557,962	(118)
Westpac	Australian Dollar	240,000	Buy	12/21/16	248,836	251,556	2,720
							$(50,692)

Bank of America	Brazilian Real	1,186,393	Sell	10/04/16	366,000	364,803	$1,197
Bank of America	Taiwan New Dollar	5,728,907	Sell	10/24/16	183,000	183,237	(237)
Bank of America	Taiwan New Dollar	35,560,459	Sell	11/01/16	1,126,044	1,138,554	(12,510)
Bank of America	Canadian Dollar	239,297	Sell	12/21/16	184,000	182,503	1,497
Bank of America	Japanese Yen	18,554,717	Sell	12/21/16	183,000	183,633	(633)
Bank of America	Singapore Dollar	1,612,198	Sell	12/21/16	1,180,708	1,182,587	(1,879)
Bank of America	Brazilian Real	1,652,000	Sell	11/03/16	489,482	503,513	(14,031)
Barclays Bank PLC	Taiwan New Dollar	17,160,491	Sell	10/21/16	548,346	548,660	(314)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	South African Rand	2,045,933	Sell	12/21/16	146,000	146,800	$(800)
Barclays Bank PLC	South African Rand	3,115,323	Sell	12/21/16	220,000	223,530	(3,530)
Barclays Bank PLC	South African Rand	1,044,896	Sell	12/21/16	73,000	74,973	(1,973)
Barclays Bank PLC	South African Rand	2,137,516	Sell	12/21/16	147,000	153,371	(6,371)
Barclays Bank PLC	Canadian Dollar	176,464	Sell	12/21/16	134,073	134,583	(510)
Barclays Bank PLC	Singapore Dollar	1,169,532	Sell	12/21/16	857,821	857,881	(60)
BNP Paribas Bank	South Korean Won	443,935,492	Sell	10/19/16	401,632	402,973	(1,341)
BNP Paribas Bank	Turkish Lira	2,782,029	Sell	12/21/16	918,859	912,432	6,427
BNP Paribas Bank	Hungarian Forint	83,292,175	Sell	12/21/16	301,554	303,943	(2,389)
BNP Paribas Bank	United Arab Emirates Dirham	466,325	Sell	12/07/16	126,305	126,921	(616)
Citigroup, Inc.	South Korean Won	203,185,680	Sell	10/26/16	184,000	184,414	(414)
Citigroup, Inc.	South Korean Won	438,468,727	Sell	10/21/16	386,486	397,996	(11,510)
Citigroup, Inc.	Russian Ruble	12,108,212	Sell	10/21/16	184,000	192,011	(8,011)
Citigroup, Inc.	Mexican Peso	3,361,681	Sell	10/13/16	183,552	173,186	10,366
Citigroup, Inc.	Taiwan New Dollar	11,677,423	Sell	10/24/16	369,013	373,497	(4,484)
Citigroup, Inc.	Taiwan New Dollar	21,822,940	Sell	11/22/16	697,887	699,816	(1,929)
Citigroup, Inc.	South Korean Won	1,055,608,342	Sell	10/20/16	967,294	958,189	9,105
Citigroup, Inc.	Canadian Dollar	481,229	Sell	12/21/16	367,000	367,017	(17)
Citigroup, Inc.	Israeli New Shekel	701,395	Sell	12/21/16	186,000	187,564	(1,564)
Credit Suisse AG	Russian Ruble	11,811,549	Sell	10/26/16	184,000	187,074	(3,074)
Credit Suisse AG	EU Euro	71,999	Sell	12/21/16	81,197	81,182	15
Credit Suisse AG	EU Euro	65,333	Sell	12/21/16	73,677	73,665	12
Credit Suisse AG	Japanese Yen	55,873,600	Sell	12/21/16	547,681	552,971	(5,290)
Deutsche Bank AG	South Korean Won	204,955,320	Sell	10/21/16	182,803	186,037	(3,234)
Deutsche Bank AG	South Korean Won	205,279,829	Sell	10/24/16	183,000	186,322	(3,322)
Deutsche Bank AG	South Korean Won	608,263,487	Sell	10/24/16	544,590	552,088	(7,498)
Deutsche Bank AG	South Korean Won	413,746,620	Sell	10/04/16	371,000	375,672	(4,672)
Deutsche Bank AG	Japanese Yen	10,494,280	Sell	12/21/16	103,541	103,860	(319)
JPMorgan Chase & Co.	Norwegian Krone	719,938	Sell	12/21/16	88,533	90,073	(1,540)
JPMorgan Chase & Co.	South African Rand	2,545,057	Sell	12/21/16	184,000	182,613	1,387
JPMorgan Chase & Co.	Japanese Yen	18,451,888	Sell	12/21/16	184,000	182,615	1,385
Morgan Stanley	Brazilian Real	1,174,279	Sell	10/04/16	367,000	361,078	5,922
Morgan Stanley	Taiwan New Dollar	11,483,430	Sell	10/21/16	367,000	367,151	(151)
Morgan Stanley	Russian Ruble	12,071,214	Sell	10/11/16	186,000	191,899	(5,899)
Morgan Stanley	Russian Ruble	11,821,779	Sell	10/27/16	184,000	187,190	(3,190)
Morgan Stanley	Japanese Yen	111,845,237	Sell	10/06/16	1,093,264	1,103,050	(9,786)
Morgan Stanley	Taiwan New Dollar	23,807,453	Sell	11/22/16	762,644	763,456	(812)
Morgan Stanley	British Pound	938,907	Sell	11/16/16	1,248,178	1,217,991	30,187
Morgan Stanley	Taiwan New Dollar	11,686,609	Sell	10/24/16	377,231	373,792	3,439
Morgan Stanley	Indian Rupee	12,202,200	Sell	10/27/16	180,773	182,651	(1,878)
Morgan Stanley	Norwegian Krone	596,739	Sell	12/21/16	73,776	74,659	(883)
Morgan Stanley	Norwegian Krone	719,894	Sell	12/21/16	88,504	90,068	(1,564)
Morgan Stanley	New Zealand Dollar	100,988	Sell	12/21/16	73,668	73,309	359
Morgan Stanley	New Zealand Dollar	250,000	Sell	12/21/16	182,436	181,479	957
Morgan Stanley	Canadian Dollar	194,942	Sell	12/21/16	148,248	148,676	(428)
Morgan Stanley	British Pound	552,868	Sell	12/21/16	731,078	717,801	13,277
Morgan Stanley	Canadian Dollar	238,925	Sell	12/21/16	185,000	182,220	2,780
The Royal Bank of Canada	Brazilian Real	598,107	Sell	11/03/16	184,000	182,297	1,703
The Royal Bank of Canada	EU Euro	163,000	Sell	12/21/16	183,894	183,788	106
The Royal Bank of Canada	British Pound	224,397	Sell	12/21/16	297,334	291,340	5,994
The Royal Bank of Canada	Canadian Dollar	240,391	Sell	12/21/16	185,000	183,338	1,662
The Royal Bank of Canada	Singapore Dollar	442,113	Sell	12/21/16	324,391	324,301	90
The Royal Bank of Scotland PLC	Mexican Peso	3,616,166	Sell	12/21/16	183,000	184,859	(1,859)
The Royal Bank of Scotland PLC	Mexican Peso	3,606,253	Sell	12/21/16	183,000	184,352	(1,352)
The Royal Bank of Scotland PLC	Mexican Peso	3,420,907	Sell	12/21/16	185,000	174,877	10,123

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Standard Chartered PLC	Indonesian Rupiah	2,386,395,360	Sell	10/31/16	184,000	182,712	$1,288
Standard Chartered PLC	Norwegian Krone	595,802	Sell	12/21/16	74,004	74,542	(538)
Standard Chartered PLC	Norwegian Krone	731,440	Sell	12/21/16	88,341	91,511	(3,170)
Standard Chartered PLC	Singapore Dollar	1,570,212	Sell	12/21/16	1,154,500	1,151,790	2,710
Standard Chartered PLC	United Arab Emirates Dirham	1,238,373	Sell	12/07/16	335,103	337,051	(1,948)
State Street	Swedish Krona	2,584,047	Sell	11/09/16	303,622	301,769	1,853
State Street	Canadian Dollar	240,869	Sell	12/21/16	184,000	183,702	298
State Street	Canadian Dollar	484,083	Sell	12/21/16	366,000	369,193	(3,193)
State Street	Canadian Dollar	242,114	Sell	12/21/16	183,000	184,652	(1,652)
State Street	New Zealand Dollar	2,556,218	Sell	12/21/16	1,859,418	1,855,594	3,824
UBG AG	Taiwan New Dollar	17,044,776	Sell	11/10/16	539,392	546,136	(6,744)
UBG AG	South Korean Won	395,466,329	Sell	10/19/16	356,790	358,976	(2,186)
UBG AG	Swiss Franc	176,818	Sell	12/21/16	184,000	182,907	1,093
UBG AG	Australian Dollar	240,000	Sell	12/21/16	183,083	183,353	(270)
UBG AG	EU Euro	71,928	Sell	12/21/16	80,979	81,101	(122)
Westpac	Chinese Offshore Yuan	3,473,940	Sell	12/21/16	516,494	518,027	(1,533)
Westpac	EU Euro	3,371,478	Sell	11/10/16	3,802,538	3,793,989	8,549
Westpac	New Zealand Dollar	1,129,410	Sell	12/21/16	818,822	819,854	(1,032)
Westpac	Canadian Dollar	1,350,324	Sell	12/21/16	1,031,520	1,029,846	1,674
							$(24,983)

At September 30, 2016, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	28	12/30/16	$6,117,125	$5,573
U.S. Treasury 5-Year Note	62	12/30/16	7,533,969	23,442
U.S. Treasury Long Bond	15	12/20/16	2,522,344	(11,444)
U.S. Treasury Ultra Long Bond	4	12/20/16	735,500	(14,328)
			$16,908,938	$3,243
Short Contracts
U.S. Treasury 10-Year Note	(41)	12/20/16	(5,376,125)	(26,935)
U.S. Treasury Ultra 10-Year Note	(2)	12/20/16	(288,313)	127
			$(5,664,438)	$(26,808)

At September 30, 2016, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 26, Version 1	Buy	(5.000)	Intercontinental Exchange	06/20/21	USD	3,100,000	$(159,117)	$(86,040)
CDX North American Investment Grade Index Series 26, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/21	USD	1,500,000	(21,259)	(256)
							$(180,376)	$(86,296)

At September 30, 2016, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(63)	$245	$(308)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	$(3,572)	$24,583	$(28,155)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	120,000	(151)	188	(339)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(50)	63	(113)
Citigroup, Inc.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(391)	1,518	(1,909)
Citigroup, Inc.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(2,121)	9,058	(11,179)
Citigroup, Inc.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(316)	530	(846)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(1,363)	10,572	(11,935)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(101)	286	(387)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(202)	357	(559)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(13)	(3)	(10)
JPMorgan Chase & Co.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(139)	381	(520)
JPMorgan Chase & Co.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(139)	538	(677)
JPMorgan Chase & Co.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(63)	106	(169)
JPMorgan Chase & Co.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(25)	81	(106)
							$(8,709)	$48,503	$(57,212)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	09/28/26	AUD	620,000	$3,791	$470
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	12/21/26	AUD	440,000	19,936	(522)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/21/21	CAD	30,430,000	33,219	75,080

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.400%	LCH.Clearnet	09/21/18	EUR	30,180,000	$32,237	$7,006
Receive a fixed rate equal to 0.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/21/21	EUR	1,590,000	(34,619)	(5,175)
Receive a fixed rate equal to 0.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	08/16/24	EUR	340,000	(33)	92
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/21/26	EUR	1,950,000	99,014	22,378
Receive a fixed rate equal to 3.230% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/15/31	GBP	790,000	(22,536)	(19,746)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.500%	LCH.Clearnet	12/21/31	GBP	350,000	(34,325)	7,147
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/17/46	GBP	860,000	1,280	20,360
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.750%	LCH.Clearnet	12/21/46	GBP	1,390,000	(350,800)	(29,702)
Receive a fixed rate equal to 0.353% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	12/21/19	GBP	2,610,000	5,456	5,000
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	09/27/26	GBP	350,000	1,634	2,367
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/15/26	GBP	4,340,000	(314,328)	(5,894)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	12/17/35	GBP	1,660,000	(234,261)	9,092
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	12/16/36	JPY	265,060,000	12,056	12,837
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.500%	LCH.Clearnet	12/21/36	JPY	79,880,000	(19,193)	(23,437)
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	12/17/46	JPY	58,440,000	4,079	1,192
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.250%	LCH.Clearnet	12/15/26	JPY	225,020,000	3,791	5,512
Receive a fixed rate equal to 3.911% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/07/16	MXN	14,290,000	(797)	(702)
Receive a fixed rate equal to 3.920% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/08/16	MXN	6,070,000	(342)	(300)
Receive a fixed rate equal to 3.900% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/09/16	MXN	12,290,000	(720)	(647)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	03/03/27	MXN	6,120,000	(11,980)	(2,065)
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	12/21/21	NOK	40,080,000	(123)	(15,184)
Receive a fixed rate equal to 2.225% and pay a floating rate based on the 6-month NZD-BBR-FRA	LCH.Clearnet	12/21/21	NZD	2,590,000	10,755	2,836
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	09/21/18	PLN	11,780,000	(6,897)	(5,670)
Receive a fixed rate equal to 1.771% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	09/21/21	PLN	7,530,000	(15,336)	(5,323)
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	06/15/18	SEK	35,220,000	35,883	2,480
Receive a fixed rate equal to -0.330% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	09/15/18	SEK	48,620,000	2,527	2,306
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.100%	LCH.Clearnet	12/21/21	SEK	52,440,000	(37,130)	(20,015)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 2.750%	LCH.Clearnet	12/15/26	SEK	5,590,000	(42,471)	(988)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.750%	LCH.Clearnet	12/21/26	SEK	19,400,000	(16,493)	(20,903)
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/21/46	USD	2,480,000	272,248	40,389
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.500%	LCH.Clearnet	12/21/21	USD	22,660,000	(321,061)	(38,817)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/15/26	USD	3,820,000	126,988	12,094
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.750%	LCH.Clearnet	12/21/26	USD	1,000,000	(24,919)	(6,129)
					$(823,470)	$27,419

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at September 30, 2016:

Principal Amount	Description	Fair Value
$(1,000,000)	Freddie Mac	$(1,055,059)
(1,000,000)	Ginnie Mae	(1,071,601)
	Total Sales Commitments Proceeds $(2,114,687)	$(2,126,660)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$428,507
Interest rate contracts	Futures contracts	29,142
Interest rate contracts	Interest rate swaps	228,638
Total Asset Derivatives		$686,287

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$504,182
Interest rate contracts	Futures contracts	52,707
Credit contracts	Credit default swaps	95,005
Interest rate contracts	Interest rate swaps	201,219
Total Liability Derivatives		$853,113

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland PLC	UBS AG	Westpac	Totals
Assets:
Forward foreign currency contracts	$9,213	$22,866	$24,441	$73,509	$29,237	$30,362	$8,106	$131,475	$10,884	$34,569	$10,951	$12,400	$14,979	$15,515	$428,507
Total Assets	$9,213	$22,866	$24,441	$73,509	$29,237	$30,362	$8,106	$131,475	$10,884	$34,569	$10,951	$12,400	$14,979	$15,515	$428,507

Liabilities:
Forward foreign currency contracts	$49,666	$28,194	$40,585	$42,335	$8,364	$36,884	$44,003	$83,081	$23,106	$32,432	$4,520	$61,156	$33,530	$16,326	$504,182
Credit default swaps	-	3,836	-	2,828	-	1,679	366	-	-	-	-	-	-	-	8,709
Total Liabilities	$49,666	$32,030	$40,585	$45,163	$8,364	$38,563	$44,369	$83,081	$23,106	$32,432	$4,520	$61,156	$33,530	$16,326	$512,891

Net OTC derivative instruments by counterparty, at fair value	$(40,453)	$(9,164)	$(16,144)	$28,346	$20,873	$(8,201)	$(36,263)	$48,394	$(12,222)	$2,137	$6,431	$(48,756)	$(18,551)	$(811)	$(84,384)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Net Exposure(1)	$(40,453)	$(9,164)	$(16,144)	$28,346	$20,873	$(8,201)	$(36,263)	$48,394	$(12,222)	$2,137	$6,431	$(48,756)	$(18,551)	$(811)	$(84,384)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016